Financial Instruments - Summary of Impairment Losses on Financial Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	$ 58	$ 19	$ 63
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	20	8	33
Loans and advances at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	31	11	10
Payment cycle receivables [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	6	5	3
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	1	3	11
Time deposits [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	0	(8)	8
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	$ 0	$ 0	$ (2)